Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2012, we determined that we still operate as one business segment in accordance with ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) makes decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2012	2011	2010
Net Sales
Consumables and related revenues	$1,085,596	$1,011,863	$937,714
Instrumentation	168,860	157,884	149,717
Total	$1,254,456	$1,169,747	$1,087,431

Geographical Information
Net sales are attributed to countries based on the location of the subsidiary generating the sale. QIAGEN operates manufacturing facilities in Germany, Switzerland, China, the United Kingdom, France and the United States that supply products to other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our official country of domicile is the Netherlands, which reported net sales of $23.7 million, $23.9 million and $21.5 million for the years ended 2012, 2011 and 2010, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2012	2011	2010
Net Sales
Americas:
United States	$518,130	$466,502	$472,682
Other Americas	42,921	55,137	50,912
Total Americas	561,051	521,639	523,594
Europe	459,321	444,441	398,029
Asia Pacific & Rest of World	234,084	203,667	165,808
Total	$1,254,456	$1,169,747	$1,087,431

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $0.4 million and $1.1 million as of December 31, 2012 and 2011, respectively.

(in thousands)	2012	2011
Long-lived assets
Americas:
United States	$131,689	$98,717
Other Americas	2,196	2,579
Total Americas	133,885	101,296
Europe	272,227	259,220
Asia Pacific & Rest of World	12,820	11,276
Total	$418,932	$371,792